Common Shares (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Share Capital

	June 30, 2022	December 31, 2021
(Number of shares of $0.10 each)
Authorized shares	180,000,000	180,000,000

	June 30, 2022	December 31, 2021
(Number of shares of $0.10 each)
Issued	152,901,508	137,218,175
Treasury shares	406,333	406,333
Outstanding	152,495,175	136,811,842